Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 01, 2022
Entity Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 01, 2022
Document Effective Date	Sep. 01, 2022
Prospectus Date	Aug. 31, 2021
BNY Mellon Technology Growth Fund | Class A
Prospectus:
Trading Symbol	DTGRX
BNY Mellon Technology Growth Fund | Class C
Prospectus:
Trading Symbol	DTGCX
BNY Mellon Technology Growth Fund | Class I
Prospectus:
Trading Symbol	DGVRX
BNY Mellon Technology Growth Fund | Class Y
Prospectus:
Trading Symbol	DTEYX